UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): January 24, 2019

Commission File Number of securitizer: 025-01104

Central Index Key Number of securitizer: 0000839849

Prudential Securities Secured Financing Corporation
Jacquelyn I. Stewart
(973)367-9080

________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties
Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Prudential Securities Secured
Financing Corporation has indicated by check mark that it has no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prudential Securities Secured Financing Corporation
(Securitizer)

By: /s/Jacquelyn I. Stewart
Name:  Jacquelyn I. Stewart
Title:  Vice President

Date:  January 24, 2019